FDIC Loss Share Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 days	Dec. 31, 2011 Federal Deposit Insurance Corporation [Member]	Dec. 31, 2010 Federal Deposit Insurance Corporation [Member]
Loss Share Indemnification Asset [Line Items]
FDIC Loss sharing agreements, reimbursement percentage	80% of any future losses
True Up Payment Term	45
Contingency For True Up Payment To F D I C Discounted Value		$ 98	$ 92